CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Research and development expenses, net	$ 12,349	$ 10,008	$ 10,474
General and administrative expenses	4,972	3,924	3,595
Operating loss	17,321	13,932	14,069
Finance income, net	119	86	233
Net loss	17,202	13,846	13,836
Other comprehensive loss:
Change in fair value of cash flow hedge	0	0	(13)
Comprehensive loss	$ 17,202	$ 13,846	$ 13,823
Loss per share:
Net loss per ordinary share - basic and diluted	$ 0.21	$ 0.46	$ 1.73
Weighted average number of ordinary shares outstanding - basic and diluted	82,807,556	30,351,368	7,986,059